Rebecca Malanga
Senior Director & Counsel
(908) 763-2888
rebecca.malanga@equitable.com

September 17, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Separate Account No. 70 of Equitable Financial Life Insurance Company

Initial Registration Statement on Form N-4

Investment Edge® 21.0

File No. 811-22651

Commissioners:

On behalf of Equitable Financial Life Insurance Company (“Equitable Financial”), we are filing pursuant to the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940 (“1940 Act”), the above-referenced Registration Statement with respect to Equitable Financial’s Separate Account No. 70.

This Registration Statement relates to a new version of the Investment Edge® variable deferred annuity contract to be issued by Equitable Financial with variable investment options funded through Equitable Financial’s Separate Account No. 70. The contract will be offered and sold through both Equitable Financial’s wholesale distribution channel and its retail distribution channel. To this end, the principal underwriters of Separate Account No. 70, and the distributors of the Investment Edge® contracts are Equitable Distributors, LLC and Equitable Advisors, Inc., both of which are affiliates of Equitable Financial.

In reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), we hereby request selective review from the Commission and its Staff of the disclosure related to the principal differences in Investment Edge design as listed below. Except for the disclosure relating to the principal differences, the disclosure set forth in this initial Registration Statement is substantially similar to the disclosure that has been previously filed with the Commission and commented on by the Staff in relation to the Investment Edge Registration Statement as recently as May 1, 2020.

The principal differences between the new version of Investment Edge® 21.0 (“Investment Edge® 21.0”) and the current version (“Investment Edge® 15”) are outlined below. Investment Edge® 15 is covered by Equitable Financial’s Form N-4 Registration Statement File No. 333-190033 and has been offered continuously since it became effective under the 1933 Act. It is intended that once the Registration Statement becomes effective, and subject to state approval, Investment Edge® 21.0 will replace Investment Edge® 15 for new offers and sales.

The principal differences between Investment Edge® 21.0 and Investment Edge® 15 are as follows:

•	New Contract Fees of 1.00% for Investment Edge Select® and .25% for Investment Edge® ADV. (SA total expenses that are lower)

•	Tiered Breakpoint Credits for Investment Edge Select® and Investment Edge®ADV.

•	Addition of a new Structured Investment Option (SIO) as part of a separate filing. Included with this filing is a supplement that ties the SIO filing to this registration statement.

•	Addition of an optional industry standard Return of Premium death benefit.

•	Other various non-material changes.

Financial statements, exhibits and other financial information will be provided in a subsequent pre-effective amendment.

We would like to have Investment Edge® 21.0 effective by November 20, 2020. Accordingly, we would greatly appreciate the Staff’s effort in providing us with comments before November 2, 2020, or as soon as practicable thereafter. We will file a Pre-Effective Amendment that will address any Staff comments to the prospectus. Also, we will provide any additional exhibits that might be necessary.

Please contact the undersigned at (908) 763-2888 if you have any questions or comments.

Very truly yours,

/s/ Rebecca Malanga
Rebecca Malanga